Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment, Net
9. Property, Plant and Equipment, Net
Property, plant and equipment, net was as follows:

	December 31,
	2015	2014
	(In thousands)
Refinery facilities and related equipment	$2,348,663	$2,217,013
Pipelines, terminals and transportation equipment	533,040	369,080
Retail facilities and related equipment	328,419	288,338
Wholesale facilities and related equipment	61,133	57,158
Corporate	50,812	48,871
	3,322,067	2,980,460
Accumulated depreciation	(1,016,896)	(827,271)
Property, plant and equipment, net	$2,305,171	$2,153,189

Depreciation expense was $201.2 million, $187.1 million and $114.7 million for the years ended December 31, 2015, 2014 and 2013, respectively. Depreciation expense for the years ended December 31, 2015, 2014 and 2013, included $78.7 million, $76.5 million and $10.7 million, respectively, of depreciation related to NTI.